Fair Value and Carrying Value of Financial Instruments and Long-Term Debt (Detail) - USD ($) $ in Thousands	May 31, 2016	May 31, 2015	May 31, 2014	May 31, 2013
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents, carrying value	$ 265,152	$ 174,711	$ 332,868	$ 343,554
Marketable equity securities, carrying value	124,094	131,866
Marketable debt securities, carrying value	22,862	22,904
Long-term debt, including current portion, carrying value	1,651,045	1,656,075
Cash and cash equivalents, fair value	265,152	174,711
Marketable securities, fair value	146,956	154,770
Long-term debt, including current portion, fair value	1,927,922	1,783,962
Equity securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Marketable securities, fair value	124,094	131,866
Fixed maturity
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Marketable securities, fair value	$ 22,862	$ 22,904